Intangible Assets and Fixed Assets (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023
Intangible Assets and Fixed Assets [Abstract]
Depreciation expense	₪ 419	₪ 976
Percentage of outstanding shares			100.00%
Escrow account			₪ 40,000
License [Member] | S.Y. Calimero Entrepreneurship Ltd [Member]
Intangible Assets and Fixed Assets [Abstract]
Long-Term Line of Credit			₪ 125,000